Summary of Significant Accounting Policies (Policies) - EBP 005	12 Months Ended
Dec. 30, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could materially differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan’s investment in the ASWC Common Stock Fund amounted to $25,862,100 and $28,624,645 as of December 30, 2025 and 2024, respectively. Such investments represented approximately 11% and 14% of the Plan’s total net assets as of December 30, 2025 and 2024, respectively. For risks and uncertainties regarding ASWC, participants should refer to ASWC’s most recent Form 10-K and Form 10-Q filed with the Securities and Exchange Commission. The Plan provides for various investment options in mutual funds, common and collective trust investment funds, and the ASWC Common Stock Fund. Such investment options are exposed to various risks such as interest rate, market and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the various risk factors in the near term could materially affect the amounts reported in the financial statements.
The Plan invests in common and collective trust investment funds that hold securities of foreign companies, which involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transactions and changes in foreign currency translation clearance and settlement practices, and possible adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

Contributions
Contributions
Participant contributions, related matching contributions and profit-sharing contributions are recognized in the Plan year during which the Company makes payroll deductions from the participant's compensation.

Investment Valuation and Net Appreciation in Fair Value of Investments and Income Recognition
Investment Valuation
Investments are stated at fair value.
Net Appreciation in Fair Value of Investments and Income Recognition
Net appreciation in fair value of investments is based on the fair value of the assets at the beginning of the year or at the time of purchase for assets purchased during the year and the related fair values on the day investments are sold with respect to realized gains and losses, and on the last day of the year with respect to unrealized gains and losses. Net realized and unrealized appreciation (depreciation) is recorded in the accompanying Statement of Changes in Net Assets Available for Plan Benefits as net appreciation (depreciation) in fair value of investments.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Note Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance. Accrued but unpaid interest was insignificant at December 30, 2025 and 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses
Administrative fees for accountants, legal counsel and other specialists and any other costs of administering the Plan, unless paid directly by the Company, are paid by the Plan and charged against participants’ accounts or paid by forfeitures. Certain administrative expenses directly relating to a participant’s account, such as loan processing fees, are specifically allocated and deducted from the specific participant’s account. The Company is not obligated to pay the Plan’s expenses and any Plan expenses paid by the Company are excluded from these financial statements.
Administrative expenses incurred related to the net assets of the former PAYSOP account that are paid out of the Plan are limited to the lesser of (i) the sum of 10 percent of the first $100,000 and 5 percent of any amount in excess of $100,000 of the income from dividends paid to the Plan with respect to ASWC common stock allocated to the PAYSOP account during the Plan year, or (ii) $100,000.

Subsequent Events
Subsequent Events
Management has evaluated subsequent events through June 26, 2026, the date the financial statements were available to be filed and has determined that there were no material events requiring recognition or disclosure.